Stock Compensation and Other Benefit Plans (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2021	Jan. 29, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)							33,868,000	21,339,000
Number of shares granted during period (in shares)							3,002,000
Options granted in period (in shares)					48,000		1,014,000
Stock-based compensation			$ 11,571,000	$ 49,000	$ 31,248,000	$ 108,000
Number of shares granted (in shares)							2,545,000	0
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			2,005,000		2,005,000
Stock-based compensation			$ 61,000		$ 61,000
Purchase price of common stock, percent		85.00%
Shares purchased (in shares)			0		0
Employee subscription rate, minimum			1.00%		1.00%
Employee subscription rate, maximum			15.00%		15.00%
Maximum employee contribution amount					$ 25,000
Offering period					6 months
The 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			10,027,000		10,027,000
Shares granted (in shares)			359,000		6,589,000
The 2021 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period (in shares)					6,541,000
The 2021 Plan | Restricted Stock Units | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period (in shares)	2,937
The 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			5,371,000		5,371,000
Stock-based compensation		$ 2,616,000
The 2018 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			$ 2,447,000		$ 11,719,000
Number of shares granted (in shares)			1,673,000		1,673,000
Unrecognized stock-based compensation expense			$ 8,781,000		$ 8,781,000
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			11,211,000	49,000	29,583,000	108,000
COGS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			$ 360,000	$ 0	$ 1,665,000	$ 0